INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of income tax reconciliation

	Year ended December 31,
	2023	2022
Income (loss) before income taxes	$192.1	$(359.3)
Income tax expenses (recovery) at the combined basic federal and provincial tax rate (26.5% in 2023; and 26.5% in 2022)	50.9	(95.2)
Decrease (increase) resulting from:
Permanent differences	124.6	(87.0)
Variance between combined Canadian tax rate and the tax rate applicable to U.S. income	(0.7)	3.7
(Recognition) de-recognition of deferred income tax assets	(15.8)	1.2
Other	0.9	1.2
Income tax expenses (recovery)	$159.9	$(176.1)

Schedule of deferred tax assets and liabilities

					Recognized in
	Balance,	Acquisitions			other	Balance,
	December	via business	Foreign	Recognized	comprehensive	December
	31, 2022	combinations	exchange	in net loss	loss	31, 2023
Deferred income tax assets
Non-capital loss carry forwards	$464.7	$—	$(2.7)	$(5.7)	$—	$456.3
Landfill closures and post-closure obligations	205.0	—	(4.1)	13.8	—	214.7
Accrued liabilities	3.4	—	(0.1)	1.0	—	4.3
Other	194.7	11.9	(1.0)	(23.0)	(0.4)	182.2
	$867.8	$11.9	$(7.9)	$(13.9)	$(0.4)	$857.5
Deferred income tax liabilities
Property and equipment	$929.9	$11.8	$(16.9)	$(85.8)	$—	$839.0
Intangible assets	592.1	85.0	(4.5)	(136.6)	—	536.0
Cash flow hedges	(15.8)	—	—	0.4	9.8	(5.6)
Other	(55.8)	3.3	(1.2)	11.0	—	(42.7)
	$1,450.4	$100.1	$(22.6)	$(211.0)	$9.8	$1,326.7

						Recognized in
	Balance,		Acquisitions			other	Balance,
	December	Discontinued	via business	Foreign	Recognized	comprehensive	December
	31, 2021	operations	combinations	exchange	in net loss	loss	31, 2022
Deferred tax assets
Non-capital loss carry forwards	$446.8	$(13.8)	$5.7	$11.0	$15.0	$—	$464.7
Landfill closures and post-closure obligations	178.1	—	0.9	9.8	16.2	—	205.0
Accrued liabilities	1.2	—	(0.3)	1.2	1.3	—	3.4
Other	134.2	19.2	6.1	(2.0)	37.2	—	194.7
	$760.3	$5.4	$12.4	$20.0	$69.7	$—	$867.8
Deferred tax liabilities
Property and equipment	$774.9	$(13.5)	$62.6	$60.0	$45.9	$—	$929.9
Intangible assets	711.7	(1.9)	3.4	(1.7)	(119.4)	—	592.1
Cash flow hedges	5.8	—	—	—	—	(21.6)	(15.8)
Other	(8.2)	(3.7)	(2.0)	(4.6)	(37.3)	—	(55.8)
	$1,484.2	$(19.1)	$64.0	$53.7	$(110.8)	$(21.6)	$1,450.4